Non-Controlling Interests (Tables)	12 Months Ended
Dec. 31, 2023
Non-Controlling Interests
Schedule of details of non-controlling interests and movement

		Thousands of Euros
				Business
				combinations /
		Balance at		Perimeter		Other	Translation	Balance at
	Reference	31/12/2022	Additions	additions	Dividends	movements	differences	31/12/2023
Grifols (Thailand) Pte Ltd		4,779	642	—	(28)	—	(149)	5,244
Grifols Malaysia Sdn Bhd		3,663	850	—	—	—	(283)	4,230
Araclon Biotech, S.A.		(593)	(544)	—	—	—	—	(1,137)
Kiro Grifols, S.L.		(25)	(301)	326	—	—	—	0
Haema AG		228,684	24,936	—		—	—	253,620
BPC Plasma, Inc		354,502	67,892	—	(266,406)	11	(8,342)	147,657
Grifols Diagnostics Solutions Inc.		1,353,674	39,670	—	—	74	(46,095)	1,347,323
Plasmavita Healthcare		10,134	2,634	—	—	—	—	12,768
Haema Plasma Kft		11,939	7,767	—	—	—	638	20,344
G Pyrenees Research Cntr		(6)	(12)	—	—	40	—	22
Albimmune SL		(741)	(1,021)	—	—	—	—	(1,762)
Biotest AG	Note 3	361,596	(21,161)	6,283	—	(64)	10,356	357,010
		2,327,606	121,352	6,609	(266,434)	61	(43,875)	2,145,319

	Thousands of Euros
				Business
				combinations /
		Balance at		Perimeter	Other	Translation	Balance at
	Reference	31/12/2021	Additions	additions	movements	differences	31/12/2022
Grifols (Thailand) Pte Ltd		4,417	282	—	(23)	103	4,779
Grifols Malaysia Sdn Bhd		3,059	593	—	—	11	3,663
Araclon Biotech, S.A.		240	(833)	—	—	—	(593)
VCN Bioscience, S.L		97	—	—	(97)	—	—
Kiro Grifols, S.L.		284	(312)	—	3	—	(25)
Haema AG		233,542	(4,858)	—	—	—	228,684
BPC Plasma, Inc		305,276	30,086	—	—	19,140	354,502
Diagnostics Solutions Inc.		1,234,850	46,719	—	111	71,994	1,353,674
Plasmavita Healthcare		11,724	(1,590)	—	—	—	10,134
Haema Plasma Kft		—	(4,074)	17,080	—	(1,067)	11,939
G Pyrenees Research Cntr		—	(7)	1	—	—	(6)
Albimmune SL		—	(742)	1	—	—	(741)
Biotest AG	Note 3	—	(2,397)	356,386	8	7,599	361,596
		1,793,489	62,867	373,468	2	97,780	2,327,606

Schedule of financial information on the non-controlling interests

	Thousands of Euros
	31/12/2023
					Total Consolidated
	Non-				Equity (except for	% Non-	Non-
	current	Current	Non-current	Current	intercompany	controlling	controlling
	assets	assets	liabilities	liabilities	eliminations)	Interest	interests
Grupo Biotest	2,151,817	695,652	(537,781)	(650,627)	1,197,218	29.8%	357,010
Grupo GDS	4,216,198	273,576	(323,673)	(109,121)	4,056,980	33.2%	1,347,323
Haema AG	232,428	127,726	(28,859)	(74,680)	253,620	100%	253,620
BPC Plasma, Inc	228,306	23,004	(48,510)	(19,329)	147,657	100%	147,657
	6,828,749	1,119,958	(938,823)	(853,757)	5,655,475		2,105,610

	Thousands of Euros
	31/12/2022
					Total Consolidated
	Non-				Equity (except for	% Non-	Non-
	current	Current	Non-current	Current	intercompany	controlling	controlling
	assets	assets	liabilities	liabilities	eliminations)	Interest	interests
Grupo Biotest	2,068,551	612,242	(723,869)	(444,843)	1,212,597	29.8%	361,597
Grupo GDS	4,175,839	286,153	(292,416)	(93,474)	4,076,102	33.2%	1,353,674
Haema AG	297,202	40,240	(19,673)	(72,675)	228,684	100%	228,684
BPC Plasma, Inc	496,433	30,201	(54,402)	(60,638)	354,502	100%	354,502
	7,038,025	968,836	(1,090,360)	(671,630)	5,871,885		2,298,457

	Thousands of Euros				Thousands of Euros
	31/12/2023				31/12/2022
		Consolidated	% Non-	Non-		Consolidated	% Non-	Non-
	Ordinary	Net	controlling	controlling	Ordinary	Net	controlling	controlling
	Income	Income	Interest	interests	Income	Income	Interest	interests
Grupo Biotest	684,521	(70,962)	29.8%	(21,161)	361,239	(8,037)	29.8%	(2,397)
Grupo GDS	605,851	119,453	33.2%	39,670	619,731	140,678	33.2%	46,719
Haema AG	194,892	24,936	100%	24,936	165,481	(4,858)	100%	(4,858)
BPC Plasma, Inc	248,918	67,892	100%	67,892	293,520	30,086	100%	30,086
	1,734,182	141,319		111,337	1,439,971	157,869		69,551

Schedule of cash flows of the most significant non-controlling interests

	Thousands of Euros
	31/12/2023				31/12/2022
	Haema	BPC Plasma	Biotest, AG	Grupo GDS	Haema	BPC Plasma	Biotest, AG	Grupo GDS

Net cash flows from operating activities	23,278	5,814	(3,608)	232,418	(11,479)	17,534	(39,881)	220,566
Net cash flows from investing activities	(28,367)	(8,421)	209	(204,591)	(14,515)	(69,003)	(29,358)	(222,612)
Net cash flows from financing activities	—	—	(4,829)	(27,378)	—	—	91,219	1,914
	(5,089)	(2,607)	(8,228)	449	(25,994)	(51,469)	21,980	(132)